Deferred Tax Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
DEFERRED TAX ASSETS, NET

NOTE 8 – DEFERRED TAX ASSETS, NET

The components of the deferred tax assets are as follows:

	September 30,	December 31,
	2022	2021
Deferred tax assets, non-current
Deficit carried-forward	$78,201	$87,438
Allowance	156,834	175,360
Deferred tax assets	235,035	262,798
Less: valuation allowance	-	-
Deferred tax assets, non-current	$235,035	$262,798

Deferred taxation is calculated under the liability method in respect of taxation effect arising from all timing differences, which are expected with reasonable probability to realize in the foreseeable future. The Company’s subsidiary registered in the PRC is subject to income taxes within the PRC at the applicable tax rate.

NOTE 8 – DEFERRED TAX ASSETS, NET

The components of the deferred tax assets are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets, non-current
Deficit carried-forward	$87,438	$20,600
Allowance	175,360	434,248
Deferred tax assets	262,798	454,848
Less: valuation allowance	-	-
Deferred tax assets, non-current	$262,798	$454,848

Deferred taxation is calculated under the liability method in respect of taxation effect arising from all timing differences, which are expected with reasonable probability to realize in the foreseeable future. The Company’s subsidiary registered in the PRC is subject to income taxes within the PRC at the applicable tax rate.